SUBMISSION
  TYPE                 13F-HR
LIVE
RETURN-COPY            EMAIL
PERIOD                 12/31/01
FILER
  CIK                  0000793022
  CCC                  sxotty5@
/FILER
SROS                   NONE
DOCUMENT-COUNT         1
SUBMISSION-CONTACT
  NAME                 Donna McFall
  PHONE                713-961-0462
/SUBMISSION-CONTACT
NOTIFY-INTERNET        dmcfall@kingadvisors.com
DOCUMENT
  TYPE                 13F-HR
  DESCRIPTION Form 13F Holdings Report Initial Filing

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard
         Suite 2400
         Houston, TX  77056

13F File Number:  28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Mc Fall
Title:     Compliance Analyst
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Donna McFall     Houston, TX     February 06, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     733519


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ackerley Group Inc          Common              004527107     3870   221160 X                               221160        0        0
Adelphia Communications CLA Common              006848105    32016  1026805 X                              1026075        0      730
Alpharma                    Common              020813101     3759   142110 X                               141112        0      998
America First Mortgage      Common              023934102      186    21230 X                                21230        0        0
Beckman Coulter Inc.        Common              075811109      392     8850 X                                 8850        0        0
Black Hills Corp.           Common              092113109     1451    42890 X                                42890        0        0
Boston Scientific           Common              101137107    48215  1998969 X                              1997427        0     1542
Burlington Resources        Common              122014103     6316   168245 X                               167780        0      465
Cablevision Systems         Common              12686C109    25724   542135 X                               541503        0      632
Catellus Development Corp.  Common              149111106     6069   329845 X                               329845        0        0
CBRL Group Inc.             Common              12489V106     2476    84110 X                                84110        0        0
Cendant Corp                Common              151313103     3448   175815 X                               174965        0      850
CenturyTel Inc.             Common              156700106     1050    32000 X                                32000        0        0
Charter Communications-A    Common              16117M107    26023  1583888 X                              1582348        0     1540
Citizens Communication      Common              17453B101    31328  2938862 X                              2936970        0     1892
Clear Channel Communication Common              184502102     9587   188305 X                               187778        0      527
Collagenex Pharmaceuticals  Common              19419B100      243    30040 X                                30040        0        0
Countrywide Credit Inds     Common              222372104    26091   636820 X                               636297        0      524
Crown Media Holdings - Cl A Common              228411104     8702   770730 X                               768791        0     1940
CVS Corp.                   Common              126650100    25164   850145 X                               849801        0      345
Dean Foods Co. NEW          Common              242370104     6801    98285 X                                98285        0        0
Diebold Incorporated        Common              253651103    17643   436267 X                               435875        0      392
Dobson Communications       Common              256069105    24657  2887247 X                              2885260        0     1987
Duane Reade                 Common              263578106     6802   224105 X                               224105        0        0
Elan Corp PLC               Common              284131208    43241   959629 X                               958851        0      778
Elizabeth Arden             Common              28660G106     4009   262560 X                               262560        0        0
Entremed                    Common              29382F103     1286   152171 X                               152171        0        0
Ethan Allen Interiors       Common              297602104     8902   214045 X                               214045        0        0
Florida East Coast Inds - A Common              340632108     1678    72470 X                                72470        0        0
FMC Corp.                   Common              302491303     4024    67635 X                                67635        0        0
Forest Oil Corp             Common              346091705     7905   280210 X                               279598        0      613
Fox                         Common              35138T107    19244   725381 X                               724611        0      770
Gemstar TV Guide Intl Inc.  Common              36866W106     2710    97840 X                                97840        0        0
Immunex Corp.               Common              452528102     5409   165311 X                               164754        0      557
IVAX Corporation            Common              465823102    24552  1219045 X                              1219045        0        0
Labranche & Co              Common              505447102     3470   100685 X                               100150        0      536
Leap Wireless               Common              521863100    34441  1642390 X                              1641433        0      958
Lehman Bros Holdings        Common              524908100     2612    39098 X                                39098        0        0
Liberty Media Corp.         Common              001957307    16569  1183465 X                              1181932        0     1533
MBIA Incorporated           Common              55262C100     4281    79822 X                                79822        0        0
Media General               Common              584404107    20124   403846 X                               403400        0      446
Mentor Graphics             Common              587200106    16301   691585 X                               691096        0      489
MidCap SPDR Trust Series 1  Common              595635103      720     7650 X                                 7650        0        0
Montana Power Co.           Common              612085100     1310   227800 X                               227800        0        0
Mylan Labs                  Common              628530107    22084   588910 X                               588408        0      502
Nextel Communications CL A  Common              65332V103      775    70700 X                                70700        0        0
Nextel Partners Inc CL A    Common              65333F107     1242   103500 X                               103500        0        0
Ocean Energy Inc.           Common              67481E106     1060    55210 X                                55210        0        0
Paraxel International Corp  Common              699462107      629    43850 X                                43850        0        0
Paxson Communications       Common              704231109     9403   899790 X                               899790        0        0
PepsiAmericas Inc.          Common              71343P200     1156    83770 X                                83770        0        0
Phillips Petroleum Company  Common              718507106     4176    69300 X                                69300        0        0
Prudential Financial Inc.   Common              744320102     4505   135720 X                               135720        0        0
Rainbow Media Group         Common              12686C844    18900   765175 X                               765175        0        0
Riggs National Corp         Common              766570105     1971   141110 X                               141110        0        0
Rite Aid Corp.              Common              767754104     5252  1038040 X                              1038040        0        0
Rural Cellular Corp.        Common              781904107    12442   559185 X                               558621        0      564
Saxon Capital Acquisition CoCommon              80556P104     5300   530000 X                               530000        0        0
Southwest Gas               Common              844895102     2985   133553 X                               133553        0        0
Telephone & Data Systems    Common              879433100    30324   337876 X                               337636        0      241
Three-Five Systems          Common              88554L108     3518   221106 X                               221106        0        0
Unocal Corp.                Common              915289102     7905   219150 X                               219150        0        0
VISX                        Common              92844S105    19777  1492587 X                              1491022        0     1565
Washington Mutual Inc       Common              939322103    14450   441890 X                               441890        0        0
Waters Corp                 Common              941848103    13274   342565 X                               342446        0      119
Western Wireless Corp. Cl A Common              95988E204     6404   226683 X                               226029        0      654
Wilsons The Leather Expert  Common              972463103     3071   269160 X                               269160        0        0
Young Broadcasting          Common              987434107     2115   117850 X                               117850        0        0

/TEXT
/DOCUMENT
/SUBMISSION